INTANGIBLE ASSETS, NET (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expenses	$ 54,111	$ 211,957	$ 806,539	$ 844,907
Impairment loss on intangible assets			$ 979,428